Share-based payments reserve	9 Months Ended
May 31, 2023
Notes and other explanatory information [abstract]
Share-based payments reserve

12.	Share-based payments reserve

Share-based compensation expense for the three and nine months ended May 31, 2023 totalled $0.5 million and $2.1 million, respectively (2022: $0.6 million and $2.1 million, respectively).

As at May 31, 2023, the Company had 3,173,284 (August 31, 2022 – 2,106,675) share awards available for issuance under the Omnibus Equity Incentive Plan.

a)	Stock options

Canadian Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2022	5,336,000	CAD $0.41
Options exercised(1)	(350,000)	CAD $0.42
Balance – May 31, 2023	4,986,000	CAD $0.41

(1)	The weighted average share price at the time of the option exercise was C$0.75.

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.40	2,354,000	2,354,000	October 11, 2026	3.4
C$0.43	2,532,000	2,532,000	September 29, 2026	3.3
C$0.35	100,000	100,000	January 2, 2027	3.6
C$0.41(1)	4,986,000	4,986,000		3.4(1)

(1)	Total represents weighted average.

US Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – May 31, 2023 and August 31, 2022	7,375,000	$0.50

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
Exercise price	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years)
USD $0.50	7,375,000	1,475,000	August 17, 2027	4.2

For the three and nine months ended May 31, 2023, share-based payment expenses related to stock options totalled $0.2 million and $0.4 million, respectively (2022 – $nil and $nil, respectively).

b)	Restricted Share Units:

The following table sets out activity with respect to outstanding RSUs:

Number of RSUs
Balance – August 31, 2022	1,855,276
Granted	160,000
Vested	(600,000)
Forfeited	(160,000)
Balance – May 31, 2023	1,255,276

For the three and nine months ended May 31, 2023, share-based payment expenses related to RSUs totalled $0.1 million and $0.4 million, respectively (2022 - $nil and $nil, respectively).